Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

April 30, 2019

SFB-QTLY-0619
1.800354.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Alabama - 0.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	2,133,342
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,687,503

TOTAL ALABAMA		4,820,845

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,011,094
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	$1,685,000	$1,936,116
5% 10/1/33	2,200,000	2,511,036
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	965,000	1,003,031

TOTAL ALASKA		10,461,277

Arizona - 1.7%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,324,257
5% 6/1/27	500,000	611,785
5% 6/1/29	1,725,000	2,129,927
(Univ. of Arizona Univ. Revs.). Series 2018 B, 5% 6/1/30	1,470,000	1,801,088
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/23 (FSA Insured)	5,000,000	5,075,500
5.25% 10/1/26 (FSA Insured)	1,000,000	1,015,100
5.25% 10/1/28 (FSA Insured)	500,000	507,550
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.546%, tender 1/1/37 (a)(b)	1,000,000	988,820
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,221,138
5% 5/1/43	1,000,000	1,103,790
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,262,695
Series 2017, 5% 7/1/24	3,475,000	4,006,849
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	162,287
5% 7/1/48	200,000	206,482
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	463,991
6% 1/1/48 (c)	2,825,000	2,896,134
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	393,938
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,410,659
5% 7/1/30	1,500,000	1,823,325
5% 7/1/31	800,000	965,104
5% 7/1/32	3,250,000	3,904,778
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,599,820
Series 2017 B:
5% 7/1/30	4,000,000	4,838,840
5% 7/1/34	2,000,000	2,378,780
5% 7/1/35	2,000,000	2,372,320
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,967,250
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,097,200
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,821,275
5.5% 12/1/29	2,100,000	2,640,582
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	296,249
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	285,000	313,358
6.125% 10/1/52 (c)	285,000	312,320
Series 2017 B:
4% 10/1/23 (c)	4,300,000	4,326,918
6% 10/1/37 (c)	140,000	155,396

TOTAL ARIZONA		65,395,505

California - 3.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	4,695,000	4,941,159
Series B, 2.85%, tender 4/1/25 (a)	3,840,000	4,004,122
Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,606,295
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,070,610
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	2,140,000	2,892,702
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	5,000	5,017
5.25% 12/1/33	35,000	35,093
5.25% 4/1/35	2,920,000	3,186,625
5.5% 4/1/30	5,000	5,016
5.5% 3/1/40	600,000	617,034
5.6% 3/1/36	300,000	308,925
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52	15,070,000	16,456,741
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,140,000	2,488,328
5% 5/15/38	3,000,000	3,450,810
5% 5/15/43	4,000,000	4,556,840
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,926,179
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/22	1,400,000	1,519,910
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,156,850
5% 5/15/26	1,000,000	1,177,650
5% 5/15/27	1,000,000	1,172,450
5% 5/15/28	1,000,000	1,167,860
5% 5/15/32	1,250,000	1,430,050
5% 5/15/33	1,500,000	1,710,600
5% 5/15/40	1,000,000	1,120,740
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (d)	1,450,000	1,736,883
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,885,114
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,844,950
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,797,500
Series 2017 A1:
5% 6/1/21	1,110,000	1,180,552
5% 6/1/22	1,555,000	1,693,675
5% 6/1/23	1,780,000	1,977,883
5% 6/1/24	1,000,000	1,125,680
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,398,648
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,002,650
5% 5/1/23 (Pre-Refunded to 5/1/19 @ 100)	1,235,000	1,235,000
5% 5/1/24	675,000	676,789
5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	835,000	835,000
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	890,734
Series B:
0% 8/1/33	4,350,000	2,879,091
0% 8/1/37	8,000,000	4,536,400
0% 8/1/38	4,225,000	2,297,893
0% 8/1/39	7,220,000	3,771,511
0% 8/1/41	4,900,000	2,358,909
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,179,234
5% 9/1/30	1,370,000	1,516,864
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,413,376
5% 8/1/31	1,630,000	1,925,682
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,322,384
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,770,000	2,040,792
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,009,440
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,869,690
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	835,315
0% 7/1/37	5,105,000	2,929,964
Series 2008 E, 0% 7/1/47 (d)	2,600,000	1,945,788
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	2,930,000	3,490,304
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,139,540
5% 6/1/27	1,000,000	1,126,420
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,424,130
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	980,370
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,483,845
Univ. of California Revs.:
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	550,000	550,754
Series 2017 AV, 5% 5/15/36	1,610,000	1,922,533
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,345,960
Washington Township Health Care District Rev.:
Series 2009 A:
5.5% 7/1/19	390,000	392,180
6% 7/1/29	1,000,000	1,006,340
Series 2010 A, 5.25% 7/1/30	1,900,000	1,973,967
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	936,940

TOTAL CALIFORNIA		139,894,280

Colorado - 1.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,614,503
5% 10/1/43	1,810,000	1,989,516
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	303,890
5% 9/1/24	225,000	258,590
5% 9/1/25	260,000	304,977
5% 9/1/28	2,200,000	2,633,554
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,137,858
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,958,980
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,246,290
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,501,635
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	4,099,750
Denver City & County Arpt. Rev.:
Series 2017 B, 5% 11/15/33	6,500,000	7,796,815
Series 2018 B, 5% 12/1/48	3,640,000	4,305,829
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,032,755
Series 2010 C, 5.375% 9/1/26	1,000,000	1,041,860
Univ. of Colorado Enterprise Sys. Rev.:
Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,253,925
Series 2016 A, 5% 6/1/47	3,115,000	3,613,493

TOTAL COLORADO		43,094,220

Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,550,000	1,759,250
Series 2016 B, 5% 5/15/27	10,000,000	11,759,900
Series 2016 E:
5% 10/15/26	2,030,000	2,419,983
5% 10/15/29	2,930,000	3,434,722
Series 2018 F:
5% 9/15/25	1,950,000	2,280,213
5% 9/15/27	1,000,000	1,204,760
5% 9/15/28	4,500,000	5,492,655
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,217,654
5% 7/1/35	1,200,000	1,387,836
5% 7/1/36	400,000	461,200
5% 7/1/37	1,555,000	1,784,689
5% 7/1/42	1,655,000	1,881,553
Bonds Series U2, 2%, tender 2/8/22 (a)	11,500,000	11,588,320
Series 2016 K, 4% 7/1/46	4,465,000	4,583,948
Series K1:
5% 7/1/31	1,400,000	1,612,968
5% 7/1/35	1,280,000	1,452,122
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49 (e)	1,650,000	1,788,386
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,749,125
5% 5/1/35	2,325,000	2,769,842
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,710,228
5% 4/1/39 (c)	3,125,000	3,343,844
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/19 (Escrowed to Maturity)	260,000	262,452
5% 8/15/19 (Escrowed to Maturity)	1,990,000	2,009,347
5% 8/15/25 (FSA Insured)	570,000	658,914
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25 (e)	1,020,000	1,196,623
5% 11/1/26 (e)	1,735,000	2,067,790

TOTAL CONNECTICUT		74,878,324

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,511,770
District Of Columbia - 1.0%
District of Columbia Gen. Oblig.:
Series 2017 A, 5% 6/1/33	2,300,000	2,761,081
Series 2019 A, 5% 10/15/44	9,000,000	10,796,400
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,660,960
5% 7/15/30	6,495,000	7,528,095
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	2,340,000	2,512,715
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	822,672
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/22	5,250,000	5,810,018
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,440,774

TOTAL DISTRICT OF COLUMBIA		40,332,715

Florida - 9.5%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,954,762
Series 2015 C:
5% 7/1/25	1,375,000	1,624,934
5% 7/1/27	1,455,000	1,697,345
Broward County Arpt. Sys. Rev. Series 2012 P-2, 5% 10/1/21	1,630,000	1,757,596
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,892,483
(Broward County School District) Series 2012 A, 5% 7/1/24	4,345,000	4,751,909
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	4,485,000	4,940,362
Series 2015 A:
5% 7/1/24	940,000	1,087,383
5% 7/1/26	3,635,000	4,272,615
Series 2016, 5% 7/1/32	1,020,000	1,188,392
Central Florida Expressway Auth. Sr. Lien Rev. Orlando & Orange County Expressway Auth. Rev. Series 2017:
5% 7/1/37	5,500,000	6,482,740
5% 7/1/38	3,000,000	3,527,280
5% 7/1/39	1,250,000	1,462,288
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,034,510
Series 2012 A1, 5% 6/1/21	4,525,000	4,828,537
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	3,505,000	3,779,021
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,412,603
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,899,858
Series 2015 C, 5% 10/1/35	2,000,000	2,218,360
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	400,000	501,136
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,173,972
5% 10/1/31	1,075,000	1,275,477
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,234,800
Series 2015 B, 5% 10/1/29	1,250,000	1,461,325
Gainesville Utils. Sys. Rev.:
Series 2017 A:
5% 10/1/30	2,810,000	3,420,220
5% 10/1/35	5,000,000	5,989,700
Series 2019 A:
5% 10/1/44	5,855,000	7,029,513
5% 10/1/47	17,315,000	20,730,211
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	628,027
5% 6/1/24	835,000	942,782
5% 6/1/28	655,000	744,001
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	4,990,000	5,103,423
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	10,000	10,236
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,500,000	2,957,650
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,541,850
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,469,520
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	2,997,930
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2012 A:
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	2,160,000	2,256,898
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	175,000	182,851
Jacksonville Fla Health Care F (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,415,240
5% 8/15/34	2,750,000	3,263,150
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,483,708
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,690,710
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	1,500,000	1,581,225
Series 2010:
5.375% 10/1/35	900,000	943,542
5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	755,000	795,883
Series 2014 A, 5% 10/1/37	8,500,000	9,600,495
Series 2014 B, 5% 10/1/34	2,225,000	2,521,526
Series 2016 A, 5% 10/1/41	8,500,000	9,782,990
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,101,080
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,412,827
Series 2014 A:
5% 7/1/25	1,430,000	1,643,542
5% 7/1/27	1,000,000	1,145,100
5% 7/1/28	2,225,000	2,541,974
5% 7/1/29	1,010,000	1,150,168
5% 7/1/44	18,800,000	20,903,156
Series 2014 B, 5% 7/1/30	2,500,000	2,833,875
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	2,195,000	2,345,423
Series 2014 D:
5% 11/1/22	2,085,000	2,308,158
5% 11/1/25	6,655,000	7,687,590
Series 2015 A, 5% 5/1/29	12,370,000	14,318,399
Series 2015 B, 5% 5/1/27	13,000,000	15,077,140
Series 2016 A, 5% 5/1/32	10,000,000	11,503,100
Series 2016 B, 5% 8/1/26	4,505,000	5,392,755
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	842,831
5% 7/1/42	800,000	865,032
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,727,620
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,539,050
Series 2012 A, 5% 10/1/42	6,315,000	6,680,828
Series 2012 B, 5% 10/1/42	2,500,000	2,645,525
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28	5,000,000	5,848,800
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,264,759
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	190,000	213,948
5% 12/1/24	380,000	436,723
5% 12/1/31	1,500,000	1,678,200
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/24	760,000	882,132
Series 2014 B:
5% 8/1/22	3,025,000	3,339,570
5% 8/1/23	3,550,000	4,024,955
Series 2015 B:
5% 8/1/23	1,500,000	1,701,345
5% 8/1/25	875,000	1,037,619
Series 2015 D:
5% 8/1/28	1,980,000	2,318,659
5% 8/1/29	6,765,000	7,896,176
5% 8/1/31	7,015,000	8,126,246
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,799,673
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	596,800
5% 10/1/28	4,000,000	4,749,920
5% 10/1/30	2,000,000	2,352,700
5% 10/1/32	3,310,000	3,852,542
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,381,484
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,789,690
5% 8/15/32	3,920,000	4,656,921
5% 8/15/35	705,000	827,882
5% 8/15/37	5,000,000	5,818,350
5% 8/15/42	3,400,000	3,900,684
5% 8/15/47	5,200,000	5,941,000
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,634,489
5% 12/1/36	1,100,000	1,228,832
Series 2015 A, 5% 12/1/40	1,000,000	1,098,750
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,323,370
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	987,003
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,347,700
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,558,901
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	892,069

TOTAL FLORIDA		366,716,034

Georgia - 2.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,701,020
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,600,000	9,768,960
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	2,400,000	2,397,389
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,921,787
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,855,670
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,075,780
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	1,180,000	1,267,709
5% 6/15/52	4,315,000	5,082,293
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	11,058,800
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	2,900,000	3,107,408
Series GG, 5% 1/1/23	1,600,000	1,762,848
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,316,361
Series S, 5% 10/1/24	1,575,000	1,735,839
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	24,120,000	26,096,634
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,725,800
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,891,366
5% 4/1/44	9,105,000	9,920,171

TOTAL GEORGIA		89,685,835

Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	5,025,216
Idaho - 0.4%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	500,000	583,220
5.5% 12/1/26	1,200,000	1,447,608
5.5% 12/1/27	3,250,000	3,908,190
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,115,000	1,158,318
5% 7/15/21	1,660,000	1,773,976
5% 7/15/22	1,850,000	2,030,727
5% 7/15/23	880,000	991,258
5% 7/15/24	705,000	812,118
5% 7/15/25	705,000	829,785
5% 7/15/26	500,000	599,185
5% 7/15/27	1,765,000	2,146,205

TOTAL IDAHO		16,280,590

Illinois - 19.3%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,050,677
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,389,145
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,184,286
Series 2010 F, 5% 12/1/20	570,000	590,623
Series 2011 A:
5% 12/1/41	1,865,000	1,901,106
5.25% 12/1/41	1,510,000	1,548,369
5.5% 12/1/39	2,700,000	2,788,641
Series 2012 A, 5% 12/1/42	2,815,000	2,886,895
Series 2015 C, 5.25% 12/1/39	800,000	841,616
Series 2016 B, 6.5% 12/1/46	400,000	459,608
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,694,966
Series 2017 C:
5% 12/1/22	1,370,000	1,451,803
5% 12/1/23	2,730,000	2,923,339
5% 12/1/24	1,840,000	1,980,576
5% 12/1/25	2,830,000	3,056,768
5% 12/1/26	500,000	543,320
Series 2017 D, 5% 12/1/24	1,805,000	1,942,902
Series 2018 A:
5% 12/1/24	1,590,000	1,711,476
5% 12/1/29	4,445,000	4,900,790
5% 12/1/31	850,000	925,982
Series 2018 C, 5% 12/1/46	8,695,000	9,112,795
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	860,453
5% 1/1/36	4,500,000	5,124,330
5% 1/1/37	5,300,000	6,015,288
5% 1/1/41	6,000,000	6,753,960
5% 1/1/46	8,470,000	9,502,578
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,740,369
Series 2016 B, 5% 1/1/34	2,835,000	3,258,719
Series 2016 C:
5% 1/1/32	4,750,000	5,494,563
5% 1/1/33	1,305,000	1,504,743
5% 1/1/34	1,510,000	1,735,685
Series 2016 D, 5% 1/1/52	3,500,000	3,977,225
Series 2017 B:
5% 1/1/34	1,515,000	1,771,096
5% 1/1/35	2,540,000	2,961,488
5% 1/1/36	1,650,000	1,918,554
5% 1/1/37	6,400,000	7,418,624
5% 1/1/38	2,250,000	2,601,203
5% 1/1/39	5,000,000	5,767,350
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,257,240
Series 2017, 5% 12/1/46	1,900,000	2,098,835
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,062,418
5% 6/1/23	880,000	974,037
5% 6/1/24	1,495,000	1,688,737
5% 6/1/25	745,000	855,275
5% 6/1/26	1,595,000	1,854,746
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	445,000	446,135
Cook County Forest Preservation District Series 2012 C, 5% 12/15/22	1,230,000	1,322,914
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	2,065,000	2,163,439
5.25% 11/15/33	13,180,000	13,706,541
Series 2011 A, 5.25% 11/15/28	1,625,000	1,734,135
Series 2012 C:
5% 11/15/23	4,375,000	4,791,106
5% 11/15/24	3,500,000	3,827,880
5% 11/15/25 (FSA Insured)	5,800,000	6,375,070
Series 2016 A, 5% 11/15/29	6,110,000	6,911,082
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,299,252
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	675,000	793,017
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,163,536
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	1,175,000	1,362,671
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,595,647
5% 10/1/33	1,500,000	1,740,705
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	938,768
5% 7/15/27	1,300,000	1,589,536
5% 7/15/30	1,490,000	1,795,852
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	11,085,000	11,480,956
5% 5/15/43	10,000,000	11,444,900
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	7,857,603
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,700,410
5% 2/15/29	3,455,000	4,139,159
5% 2/15/36	2,390,000	2,761,717
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	537,118
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,342,140
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,042,649
Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,382,843
Series 2009, 7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	60,000	61,034
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	1,050,000	1,081,584
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	700,000	722,414
Series 2012 A:
5% 5/15/19	1,000,000	1,001,158
5% 5/15/23	700,000	763,672
Series 2012:
4% 9/1/32	3,020,000	3,130,683
5% 9/1/22	800,000	883,328
5% 9/1/32	4,000,000	4,348,520
5% 9/1/38	5,400,000	5,821,092
5% 11/15/43	1,640,000	1,730,774
Series 2013:
4% 5/15/33	1,055,000	1,078,970
5% 11/15/24	1,115,000	1,225,943
5% 11/15/27	400,000	435,376
5% 5/15/43	3,750,000	3,947,400
Series 2014, 5% 8/1/38	6,800,000	7,525,696
Series 2015 A:
5% 11/15/31	3,500,000	3,989,055
5% 11/15/45	9,750,000	10,653,143
Series 2015 B, 5% 11/15/23	1,845,000	2,092,617
Series 2015 C:
5% 8/15/35	3,340,000	3,713,212
5% 8/15/44	15,400,000	16,876,244
Series 2016 A:
5% 7/1/33	1,850,000	2,108,075
5% 7/1/34	1,000,000	1,135,050
5% 8/15/34	1,800,000	2,012,346
5% 7/1/36	1,530,000	1,724,540
5.25% 8/15/29	1,015,000	1,182,861
Series 2016 B:
5% 8/15/30	3,000,000	3,552,690
5% 8/15/33	4,585,000	5,338,499
5% 8/15/34	2,415,000	2,802,052
Series 2016 C:
3.75% 2/15/34	725,000	751,629
4% 2/15/36	3,085,000	3,309,804
5% 2/15/21	4,080,000	4,315,049
5% 2/15/22	3,600,000	3,918,744
5% 2/15/24	325,000	371,914
5% 2/15/30	13,250,000	15,757,563
5% 2/15/31	2,080,000	2,456,189
5% 2/15/41	5,375,000	6,130,725
Series 2016:
4% 2/15/41	9,575,000	10,150,458
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	22,855
5% 12/1/29	1,030,000	1,189,032
5% 12/1/46	2,660,000	2,913,365
Series 2017 A, 5% 8/1/47	430,000	472,592
Series 2017:
5% 1/1/22	2,795,000	3,034,224
5% 7/1/24	1,375,000	1,590,586
5% 1/1/28	3,075,000	3,729,299
5% 7/1/28	2,745,000	3,322,164
5% 7/1/33	3,365,000	3,980,728
5% 7/1/34	2,765,000	3,261,566
5% 7/1/35	2,290,000	2,694,322
Series 2018 A:
4.25% 1/1/44	1,895,000	1,971,179
5% 1/1/44	11,470,000	12,770,469
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,273,066
Series 2006, 5.5% 1/1/31	1,945,000	2,245,289
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	917,154
5% 1/1/23 (FSA Insured)	2,100,000	2,139,627
Series 2012 A:
4% 1/1/23	1,220,000	1,247,877
5% 1/1/33	1,700,000	1,753,210
Series 2012:
5% 8/1/19	1,995,000	2,009,449
5% 8/1/21	1,695,000	1,785,615
5% 3/1/23	1,500,000	1,584,525
5% 8/1/23	1,675,000	1,804,863
5% 3/1/36	1,000,000	1,029,510
Series 2013 A, 5% 4/1/35	900,000	935,676
Series 2013:
5% 7/1/22	320,000	342,029
5.5% 7/1/38	2,000,000	2,114,960
Series 2014:
5% 2/1/23	1,880,000	2,010,209
5% 2/1/25	2,245,000	2,406,056
5% 2/1/27	1,225,000	1,307,957
5% 4/1/28	580,000	618,796
5% 5/1/28	3,325,000	3,550,269
5% 5/1/32	1,400,000	1,474,270
5% 5/1/33	1,600,000	1,681,696
5.25% 2/1/29	3,000,000	3,217,770
5.25% 2/1/30	2,700,000	2,884,923
5.25% 2/1/31	1,305,000	1,389,238
Series 2016:
5% 2/1/23	880,000	940,949
5% 6/1/25	4,465,000	4,869,350
5% 2/1/26	1,000,000	1,094,180
5% 6/1/26	610,000	669,414
5% 2/1/27	6,685,000	7,354,971
5% 2/1/28	3,495,000	3,846,248
5% 2/1/29	3,285,000	3,592,706
Series 2017 A, 5% 12/1/26	3,350,000	3,689,020
Series 2017 C, 5% 11/1/29	4,605,000	5,048,508
Series 2017 D:
5% 11/1/21	13,000,000	13,769,860
5% 11/1/25	17,430,000	19,090,905
5% 11/1/26	6,970,000	7,671,321
5% 11/1/27	11,500,000	12,711,180
Series 2018 A:
5% 10/1/26	1,500,000	1,649,955
5% 10/1/28	3,500,000	3,874,990
Series 2019 B:
5% 9/1/21	3,105,000	3,276,955
5% 9/1/22	3,050,000	3,270,363
5% 9/1/23	3,105,000	3,349,829
5% 9/1/24	3,105,000	3,381,469
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,190,864
5% 2/1/29	10,000,000	11,567,100
5% 2/1/31	1,890,000	2,174,426
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	21,777,200
Series 2014 C, 5% 1/1/38	2,485,000	2,794,532
Series 2015 A:
5% 1/1/37	4,445,000	5,054,898
5% 1/1/40	6,700,000	7,566,712
Series 2015 B, 5% 1/1/40	3,800,000	4,305,704
Series 2016 A:
5% 12/1/31	945,000	1,093,393
5% 12/1/32	6,700,000	7,731,599
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,237,637
0% 11/1/20 (FSA Insured)	3,850,000	3,731,882
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,722,897
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,720,305
5% 1/1/28	2,780,000	3,180,820
Series 2017, 5% 1/1/29	1,030,000	1,220,241
6.5% 1/1/20 (AMBAC Insured)	310,000	319,542
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,324,855
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,420,912
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,805,628
0% 1/15/25	4,440,000	3,859,870
0% 1/15/26	3,335,000	2,813,606
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	5,730,815
0% 6/15/44 (FSA Insured)	19,125,000	6,770,824
0% 6/15/45 (FSA Insured)	12,145,000	4,116,791
0% 6/15/47 (FSA Insured)	10,605,000	3,278,642
Series 2012 B, 0% 12/15/51	5,900,000	1,393,816
Series 2017 B:
5% 12/15/28	2,000,000	2,259,820
5% 12/15/32	900,000	996,102
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,392,363
5% 6/1/24	1,635,000	1,859,486
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,974,930
Series 2010 A:
5% 4/1/25	1,700,000	1,744,047
5.25% 4/1/30	1,020,000	1,047,132
Series 2013:
6% 10/1/42	1,935,000	2,179,719
6.25% 10/1/38	1,900,000	2,164,898
Series 2018 A, 5% 4/1/29	3,940,000	4,741,238
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,638,425
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,278,872
0% 11/1/19 (FSA Insured)	8,310,000	8,237,503
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	14,919,033

TOTAL ILLINOIS		747,597,750

Indiana - 1.7%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	2,075,000	2,279,803
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,159,680
5% 11/1/28	450,000	556,943
5% 11/1/29	1,400,000	1,746,248
5% 11/1/30	315,000	393,265
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,083,560
5% 3/1/30	500,000	537,765
5% 3/1/41	2,590,000	2,756,252
Series 2015 A, 5.25% 2/1/32	2,940,000	3,469,847
Series 2015, 5% 3/1/36	4,500,000	4,999,860
Series 2016:
5% 9/1/27	1,850,000	2,201,038
5% 9/1/31	1,835,000	2,129,829
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	945,447
5% 10/1/37	1,700,000	1,858,066
Series 2014 A:
5% 10/1/25	1,200,000	1,396,368
5% 10/1/26	1,750,000	2,033,430
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,029,528
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/29	2,295,000	2,650,059
Series 2011 A, 5.25% 10/1/26	1,000,000	1,080,460
Series 2011 B, 5% 10/1/41	2,000,000	2,132,060
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A, 5% 1/1/21	800,000	842,840
Series 2017 A:
5% 1/1/32	4,000,000	4,820,560
5% 1/1/34	2,000,000	2,391,280
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,620,000	4,284,596
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	8,499,331
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32 (FSA Insured)	3,000,000	3,673,080
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,759,756

TOTAL INDIANA		66,710,951

Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,500,000	2,866,800
Series A:
5% 5/15/43	820,000	872,537
5% 5/15/48	1,935,000	2,052,977

TOTAL IOWA		5,792,314

Kansas - 0.5%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,390,000	1,538,118
Johnson County Unified School District # 233:
Series 2016 A, 5% 9/1/21	750,000	807,795
Series 2016 B:
5% 9/1/22	1,600,000	1,774,336
5% 9/1/23	290,000	330,414
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,412,714
Series 2016 A:
5% 9/1/40	4,200,000	4,733,946
5% 9/1/45	5,125,000	5,766,291

TOTAL KANSAS		19,363,614

Kentucky - 1.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,275,432
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/20	485,000	495,217
5% 1/1/24	800,000	918,200
5% 1/1/27	1,500,000	1,791,270
5% 1/1/33	1,300,000	1,503,307
Series 2019, 5% 1/1/44	2,245,000	2,655,813
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/32	2,680,000	3,067,126
5% 8/15/33	1,325,000	1,511,852
5% 8/15/35	1,500,000	1,701,705
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	855,000	926,683
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,678,173
5% 5/1/29	1,865,000	2,228,022
5% 5/1/30	1,250,000	1,483,000
5% 5/1/31	535,000	636,329
5% 5/1/32	280,000	331,047
5% 5/1/33	630,000	742,493
5% 5/1/34	720,000	845,107
5% 5/1/35	425,000	491,568
5% 5/1/36	360,000	415,044
Series 2016 B, 5% 11/1/26	11,400,000	13,444,476
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,434,783
5.75% 10/1/38	3,105,000	3,508,340
Series 2016 A:
5% 10/1/31	6,400,000	7,385,600
5% 10/1/32	7,745,000	8,899,934
5% 10/1/33	4,400,000	5,035,888
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	1,085,000	1,175,706
5% 12/1/29	2,835,000	3,067,640
5% 12/1/30	405,000	436,489
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,063,500

TOTAL KENTUCKY		71,149,744

Louisiana - 0.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	3,879,413
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	806,648
Series 2017 A, 5% 7/1/47	1,500,000	1,673,265
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	527,080
5% 12/15/27	2,000,000	2,387,760
5% 12/15/29	1,200,000	1,413,132
New Orleans Gen. Oblig. Series 2012:
5% 12/1/24	2,455,000	2,704,845
5% 12/1/25	2,400,000	2,639,880
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	610,000	645,453
5% 5/15/23	2,500,000	2,767,900
5.5% 5/15/29	5,000,000	5,008,500

TOTAL LOUISIANA		24,453,876

Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	1,730,000	1,833,887
Series 2013, 5% 7/1/33	1,000,000	1,070,250
Series 2016 A:
4% 7/1/41	1,185,000	1,198,841
4% 7/1/46	1,765,000	1,783,074
5% 7/1/41	480,000	522,350
5% 7/1/46	330,000	359,050
Series 2017 D, 5.75% 7/1/38	275,000	275,861
Series 2018 A:
5% 7/1/30	1,185,000	1,421,799
5% 7/1/31	1,100,000	1,309,902
5% 7/1/34	2,000,000	2,353,720
5% 7/1/35	2,745,000	3,220,846
5% 7/1/36	3,250,000	3,794,863
5% 7/1/37	3,000,000	3,487,860
5% 7/1/38	2,275,000	2,631,879
5% 7/1/43	4,500,000	5,174,055
Series 2018, 5% 7/1/48	4,235,000	4,974,643
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,940,261
Series 2018:
5% 7/1/33	700,000	849,275
5% 7/1/34	1,000,000	1,209,210
5% 7/1/35	1,100,000	1,326,149
5% 7/1/36	2,000,000	2,403,040

TOTAL MAINE		43,140,815

Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,871,573
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,150,699
Series 2015, 5% 7/1/40	2,000,000	2,199,760
Series 2016 A:
4% 7/1/42	780,000	800,038
5% 7/1/35	2,055,000	2,314,156
5% 7/1/38	1,125,000	1,252,418
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	875,000	875,009
3% 11/1/25	640,000	637,754
5% 11/1/30	230,000	252,696

TOTAL MARYLAND		11,354,103

Massachusetts - 1.2%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A, 5% 6/1/48	7,780,000	9,169,741
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,154,035
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	400,000	432,852
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	10,268,200
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,339,447
5% 10/1/33	1,355,000	1,534,361
Series 2015 D, 5% 7/1/44	2,575,000	2,811,668
Series BB1, 5% 10/1/46	4,230,000	4,858,747
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/33	3,280,000	3,916,582
5% 4/1/36	1,280,000	1,515,430
Series 2017 D:
5% 2/1/33	3,265,000	3,888,256
5% 2/1/35	2,850,000	3,375,141

TOTAL MASSACHUSETTS		44,264,460

Michigan - 4.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	1,035,000	1,124,000
Detroit Wtr. Supply Sys. Rev.:
Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,400,000	1,412,222
Series 2009, 6.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,500,000	1,511,265
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,757,310
5% 7/1/48	6,500,000	7,606,625
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,686,985
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,074,510
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I:
5% 4/15/27	14,000,000	16,610,720
5% 4/15/28	2,000,000	2,363,640
Series 2016 I, 5% 4/15/24	705,000	814,324
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,161,067
(Trinity Health Proj.) Series 2017:
5% 12/1/35	9,085,000	10,770,358
5% 12/1/42	1,035,000	1,199,606
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,521,033
5% 6/1/20 (Escrowed to Maturity)	750,000	775,883
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,208,834
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,637,456
Series 2012:
5% 11/15/36	1,300,000	1,404,871
5% 11/15/42	2,950,000	3,165,232
Series 2013, 5% 8/15/29	3,865,000	4,320,258
Series 2015 MI, 5% 12/1/25	3,000,000	3,525,720
Series 2016:
5% 11/15/32	4,815,000	5,602,301
5% 11/15/41	1,085,000	1,235,967
Series 2019 A:
4% 11/15/50	2,700,000	2,831,436
5% 11/15/48	1,645,000	1,925,193
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	345,000	412,741
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,397,461
2.4%, tender 3/15/23 (a)	1,720,000	1,739,023
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,216,991
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,168,020
5% 11/1/36	1,250,000	1,445,188
5% 11/1/37	1,000,000	1,151,780
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	15,370,000	18,045,302
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,829,062
5% 5/1/29	4,230,000	4,951,257
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,521,988
5% 12/1/31	2,300,000	2,682,007
5% 12/1/40 (FSA Insured)	3,000,000	3,415,650
Series 2015 G:
5% 12/1/31	1,500,000	1,749,135
5% 12/1/32	1,500,000	1,742,175
5% 12/1/33	2,000,000	2,314,980
Series 2015, 5% 12/1/29	1,600,000	1,882,864
Series 2017 A:
5% 12/1/28	600,000	727,626
5% 12/1/29	550,000	663,212
5% 12/1/30	700,000	837,529
5% 12/1/33	350,000	415,321
5% 12/1/37	500,000	586,060
5% 12/1/37	270,000	315,347
Series 2017 C, 5% 12/1/28	1,100,000	1,340,691
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,023,992
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,653,781

TOTAL MICHIGAN		153,475,999

Minnesota - 1.2%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	7,080,000	8,026,950
5% 2/15/58	11,845,000	13,214,400
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,500,000	1,502,655
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,461,957
Series 2017:
3% 5/1/19	1,000,000	1,000,000
4% 5/1/22	500,000	529,075
5% 5/1/23	500,000	556,700
5% 5/1/24	1,200,000	1,367,856
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	709,364
5% 11/15/24	1,780,000	2,077,207
5% 11/15/25	1,365,000	1,626,984
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,185,240
5% 10/1/32	715,000	829,500
5% 10/1/33	875,000	1,012,498
5% 10/1/45	1,035,000	1,166,766
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,460,000	3,675,627
5% 5/1/48	4,325,000	5,075,128
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	700,000	834,680

TOTAL MINNESOTA		45,852,587

Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,689,280
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	3,865,284
5% 10/1/47	2,125,000	2,393,005
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/21	575,000	607,056
5% 1/1/26	240,000	288,334
5% 1/1/28	500,000	623,175
5% 1/1/33	475,000	571,392
Kansas City Spl. Oblig.:
5% 9/1/21	295,000	298,127
5% 9/1/22	500,000	505,285
5% 9/1/23	400,000	404,240
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,355
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	418,844
3.25% 2/1/28	400,000	420,876
4% 2/1/40	400,000	416,608
5% 2/1/34	3,115,000	3,536,273
5% 2/1/36	1,200,000	1,355,652
5% 2/1/45	1,900,000	2,107,271
Missouri Health & Edl. Facilities Rev. Series 2019 A:
4% 10/1/48	2,150,000	2,280,720
5% 10/1/46	4,225,000	4,965,431
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	1,060,000	1,143,528
5.125% 9/1/48	1,875,000	2,021,156

TOTAL MISSOURI		30,036,892

Nebraska - 0.5%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	854,678
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	2,000,000	2,400,760
5% 9/1/32	3,735,000	4,460,262
5% 9/1/33	2,240,000	2,665,488
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,948,539
5% 1/1/34	1,000,000	1,160,090
Series 2016 B, 5% 1/1/32	5,000,000	5,833,950

TOTAL NEBRASKA		19,323,767

Nevada - 1.0%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	3,019,402
5% 9/1/42	6,665,000	7,371,090
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,027,034
Series 2012 B, 5% 6/1/42	3,260,000	3,522,006
Series 2016 A:
5% 6/1/35	4,150,000	4,847,449
5% 6/1/36	6,000,000	6,989,520
Series 2016 B:
5% 6/1/34	7,495,000	8,775,521
5% 6/1/36	2,700,000	3,145,284

TOTAL NEVADA		39,697,306

New Hampshire - 1.1%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,271,280
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/32	250,000	296,355
5% 8/1/34	3,000,000	3,533,910
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,546,493
5% 8/1/36	2,000,000	2,341,420
5% 8/1/37	2,400,000	2,800,272
Series 2018, 5% 8/1/35	2,750,000	3,230,013
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,433,648
Series 2017 B, 4.125% 7/1/24 (c)	965,000	967,364
Series 2017 C, 3.5% 7/1/22 (c)	320,000	320,538
Series 2017:
5% 7/1/36	1,200,000	1,358,412
5% 7/1/44	1,000,000	1,120,210
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,056,680
4% 7/1/32	900,000	928,845
Series 2016:
4% 10/1/38	1,165,000	1,195,430
5% 10/1/28	3,000,000	3,523,500
5% 10/1/32	5,160,000	5,929,459
5% 10/1/38	3,765,000	4,268,795
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	2,929,835
5% 2/1/20	1,300,000	1,332,275

TOTAL NEW HAMPSHIRE		43,384,734

New Jersey - 4.7%
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24 (Pre-Refunded to 6/15/19 @ 100)	1,500,000	1,506,315
5.25% 6/15/28 (Pre-Refunded to 6/15/19 @ 100)	1,000,000	1,004,360
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	7,003,932
Series 2017 B, 5% 11/1/24	10,000,000	11,334,400
Series 2011 EE:
5% 9/1/20	1,255,000	1,303,481
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,541,257
Series 2013:
5% 3/1/23	7,040,000	7,700,352
5% 3/1/24	6,200,000	6,744,546
5% 3/1/25	700,000	759,416
Series 2014 PP, 5% 6/15/26	6,000,000	6,628,140
Series 2015 XX:
5% 6/15/22	1,525,000	1,648,556
5% 6/15/23	1,000,000	1,100,320
5% 6/15/26	15,000,000	16,798,350
Series 2016 AAA:
5% 6/15/41	2,510,000	2,716,071
5.5% 6/15/30	4,995,000	5,770,624
Series 2016 BBB, 5% 6/15/22	3,120,000	3,372,782
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,045,578
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	500,000	516,550
5% 7/1/21	1,155,000	1,225,594
5% 7/1/22	155,000	168,866
5% 7/1/23	550,000	612,172
5% 7/1/24	435,000	493,094
5% 7/1/25	1,055,000	1,216,215
5% 7/1/25	470,000	541,821
5% 7/1/26	155,000	181,228
5% 7/1/27	235,000	274,057
5% 7/1/28	685,000	794,518
5% 7/1/30	1,000,000	1,185,240
Series 2016:
4% 7/1/48	1,800,000	1,827,612
5% 7/1/41	2,190,000	2,393,342
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	10,700,000	11,749,670
5.25% 6/15/43	22,300,000	25,079,026
Series 2001 A, 6% 6/15/35	1,300,000	1,391,754
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	443,124
Series 2010 A, 0% 12/15/27	7,395,000	5,605,706
Series 2014 AA, 5% 6/15/24	15,000,000	16,879,650
Series 2016 A:
5% 6/15/27	945,000	1,093,970
5% 6/15/28	3,225,000	3,715,845
5% 6/15/29	3,550,000	4,069,259
Series 2016 A-2, 5% 6/15/23	2,495,000	2,765,982
Series 2018 A:
5% 12/15/32	3,205,000	3,645,047
5% 12/15/33	5,505,000	6,239,367
5% 12/15/34	1,000,000	1,127,160
5% 12/15/35	3,205,000	3,595,241
Series AA, 5% 6/15/25	2,380,000	2,706,536

TOTAL NEW JERSEY		183,516,126

New York - 5.9%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,809,289
Series 2016 A, 5% 7/1/32	2,500,000	2,935,100
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,975,000	2,108,609
Series 2017 A:
5% 2/15/33	3,595,000	4,303,682
5% 2/15/39	10,000,000	11,721,400
5% 2/15/42	9,860,000	11,492,224
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	598,380
5% 9/1/35	2,000,000	2,376,300
5% 9/1/36	1,135,000	1,343,318
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	18,608,711
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,600,000	1,883,120
Series 2016 C and D, 5% 8/1/28	1,500,000	1,791,975
Series 2016 E, 5% 8/1/28	2,550,000	3,080,655
Series F, 5% 4/1/34	6,000,000	7,262,220
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,002,440
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,007,870
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 EE, 5.375% 6/15/43	10,205,000	10,771,888
Series 2012 EE, 5.25% 6/15/30	6,300,000	6,941,592
Series 2013 EE, 5% 6/15/47	11,710,000	12,941,424
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/27	2,000,000	2,202,600
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,836,982
Series 2016 A, 5% 5/1/40	1,950,000	2,250,710
Series 2017 B, 5% 8/1/40	2,000,000	2,317,620
Series 2017 E, 5% 2/1/39	6,440,000	7,524,625
Series 2018 C2:
5% 5/1/32	5,300,000	6,474,533
5% 5/1/37	10,000,000	11,981,600
Series 2019 B1:
5% 8/1/34	2,000,000	2,430,460
5% 8/1/35	5,000,000	6,057,600
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,510,834
5% 11/15/29	5,000,000	5,873,100
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,197,460
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	5,266,140
5% 3/15/32	1,945,000	2,315,425
5% 3/15/34	3,200,000	3,783,488
Series 2018 C, 5% 3/15/38	8,285,000	9,896,930
Series 2018 E, 5% 3/15/48	3,000,000	3,548,880
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	10,500,160
Series 2012 F, 5% 11/15/24	4,600,000	5,091,050
Series 2014 B, 5.25% 11/15/44	2,215,000	2,505,985
Series 2014 C, 5% 11/15/21	2,500,000	2,695,625
Series 2016 B, 5% 11/15/21	1,950,000	2,102,588
Series 2017 C-2:
0% 11/15/29	2,275,000	1,691,235
0% 11/15/33	5,600,000	3,499,328
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,395,933
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,745,702
Series 2017 C, 5% 3/15/31	2,375,000	2,882,324
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,205,336

TOTAL NEW YORK		229,764,450

North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/40	2,400,000	2,893,896
5% 6/1/46	2,380,000	2,845,528
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,378,820
5% 7/1/42	2,875,000	3,363,491
Series 2017 C:
4% 7/1/36	1,500,000	1,639,365
4% 7/1/37	1,500,000	1,632,765
5% 7/1/29	2,575,000	3,154,298
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,222,476
Series 2012, 5% 11/1/41	1,630,000	1,718,851
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/29	3,500,000	4,215,365
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,868,432
Series 2019 A:
5% 12/1/29	1,390,000	1,687,279
5% 12/1/30	1,440,000	1,735,834
5% 12/1/32	1,095,000	1,306,466
5% 12/1/33	800,000	951,952
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	285,000	285,707
Series 2015 A, 5% 1/1/28	3,500,000	4,149,040
Series 2015 C, 5% 1/1/29	8,000,000	9,454,160
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	2,988,102

TOTAL NORTH CAROLINA		50,491,827

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,534,320
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	3,700,000	3,807,596

TOTAL NORTH DAKOTA		5,341,916

Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,754,400
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,747,200
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,500,000	1,756,425
5% 2/15/39	1,000,000	1,167,740
5% 2/15/44	3,150,000	3,650,598
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,523,400
Series 2016, 5% 2/15/46	1,280,000	1,442,739
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,675,378
Series 2012 B:
5% 2/15/42	705,000	750,550
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	195,000	212,544
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	579,660
5% 1/1/27 (FSA Insured)	2,175,000	2,513,952
5% 1/1/31 (FSA Insured)	1,000,000	1,140,340
Cleveland Gen. Oblig. Series C, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,070,029
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,376,360
5% 10/1/37	1,250,000	1,475,363
5% 10/1/38	1,500,000	1,765,800
Columbus City School District 5% 12/1/32	1,000,000	1,177,710
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,239,200
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	9,509,696
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,118,367
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,355,468
6% 8/15/43	400,000	401,344
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	1,900,000	2,126,936
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	1,900,000	1,988,882
5% 2/15/48	4,400,000	4,592,500
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	4,038,421
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	3,050,600
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,622,470
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	1,265,000	1,464,946
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	400,000	419,760
5% 12/1/42	505,000	524,008

TOTAL OHIO		78,232,786

Oklahoma - 0.7%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	1,155,000	1,387,190
5% 9/1/28	1,180,000	1,402,701
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,869,890
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,279,026
5% 10/1/32	1,100,000	1,276,033
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/33	600,000	686,676
5% 8/15/38	1,800,000	2,024,442
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	3,625,000	3,951,141
Series 2012:
5% 2/15/21 (Escrowed to Maturity)	955,000	1,010,887
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,800,000	1,961,946
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,233,555

TOTAL OKLAHOMA		27,083,487

Oregon - 1.0%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	425,000	425,829
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	18,000,000	18,278,820
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	260,000	276,840
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,748,830
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,086,899
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,080,000	1,299,056
5% 6/15/35	3,135,000	3,734,004
5% 6/15/36	3,000,000	3,562,350
5% 6/15/37	4,000,000	4,734,240
5% 6/15/38	3,000,000	3,541,890

TOTAL OREGON		38,688,758

Pennsylvania - 3.9%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4.7% 8/15/19	1,000,000	1,008,580
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,193,190
5% 7/15/38	1,000,000	1,165,180
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,130,740
Series 2018 A, 5% 11/15/24	1,000,000	1,147,090
Coatesville Area School District Series 2017:
5% 8/1/21 (FSA Insured)	920,000	974,574
5% 8/1/22 (FSA Insured)	260,000	281,882
5% 8/1/23 (FSA Insured)	450,000	497,741
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,564,200
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	891,669
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,408,179
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,220,562
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,026,179
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,345,000	2,564,469
Series 2016 A:
5% 10/1/30	4,350,000	4,837,896
5% 10/1/36	4,430,000	4,837,782
5% 10/1/40	2,045,000	2,215,124
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	7,463,788
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	867,218
5% 7/1/36	1,000,000	1,152,560
5% 7/1/37	800,000	916,904
5% 7/1/38	750,000	857,363
5% 7/1/43	2,000,000	2,272,860
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/31	2,130,000	2,438,701
Series 2015, 5% 3/15/33	2,460,000	2,803,662
Series 2016, 5% 2/1/29	8,935,000	10,487,635
Series 2017:
5% 1/1/26	10,420,000	12,431,789
5% 1/1/28	5,000,000	6,000,950
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,585,000	1,801,891
Series 2016:
5% 5/1/29	1,000,000	1,165,600
5% 5/1/31	1,000,000	1,153,820
Series 2017 A, 5% 8/15/46	7,035,000	8,236,086
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,644,019
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	608,500
5% 7/1/29	500,000	604,530
5% 7/1/30	550,000	660,330
5% 7/1/31	600,000	716,412
5% 7/1/32	550,000	654,044
5% 7/1/33	600,000	711,390
5% 7/1/42	2,390,000	2,773,260
5% 7/1/47	2,000,000	2,312,860
Philadelphia Gas Works Rev.:
Series 2016 14, 5% 10/1/19	730,000	739,848
Series 9, 5.25% 8/1/40	2,325,000	2,416,303
5% 8/1/26	1,000,000	1,165,300
5% 8/1/27	1,000,000	1,160,050
5% 8/1/28	2,000,000	2,311,120
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	4,039,653
Series 2018 A:
5% 9/1/34	1,450,000	1,679,999
5% 9/1/35	1,000,000	1,155,060
Series 2018 B, 5% 9/1/43	1,395,000	1,574,509
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/35	1,125,000	1,295,854
5% 12/15/37	500,000	571,885
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	1,972,023
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,490,000	1,576,644
4% 6/1/49	3,545,000	3,738,841
5% 6/1/44	2,595,000	3,061,763
5% 6/1/49	4,145,000	4,867,018
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22 (Pre-Refunded to 6/1/21 @ 100)	1,000,000	1,069,080
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	842,597
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,150,650
5% 8/1/38	3,205,000	3,642,034
5% 8/1/48	2,850,000	3,195,021

TOTAL PENNSYLVANIA		150,926,461

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	5,219,932
5% 9/1/36	185,000	203,537
Series 2016:
5% 5/15/20	340,000	350,118
5% 5/15/21	2,000,000	2,114,020
5% 5/15/39	3,285,000	3,642,572

TOTAL RHODE ISLAND		11,530,179

South Carolina - 3.4%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,600,000	1,909,680
5% 7/1/48	12,000,000	14,258,640
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	1,845,000	2,017,323
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,380,000	2,668,551
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,224,819
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	1,800,000	2,001,492
Series 2013, 5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100)	2,900,000	3,224,626
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	15,431,988
Series 2014 A:
5% 12/1/49	16,565,000	18,069,930
5.5% 12/1/54	14,400,000	15,990,912
Series 2015 A, 5% 12/1/50	2,045,000	2,261,831
Series 2015 E, 5.25% 12/1/55	3,265,000	3,665,583
Series 2016 B:
5% 12/1/35	3,630,000	4,173,012
5% 12/1/36	5,445,000	6,240,569
Series 2016 C:
5% 12/1/22	500,000	550,705
5% 12/1/23	840,000	945,874
5% 12/1/24	515,000	592,456
5% 12/1/25	600,000	702,456
5% 12/1/26	1,000,000	1,190,670
5% 12/1/27	1,600,000	1,897,984
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,625,638
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	10,180,425
4% 4/15/48	6,915,000	7,066,300
5% 4/15/48	9,380,000	10,529,613

TOTAL SOUTH CAROLINA		132,421,077

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,502,000
Series 2017:
5% 7/1/30	850,000	1,010,761
5% 7/1/35	725,000	837,912

TOTAL SOUTH DAKOTA		7,350,673

Tennessee - 1.1%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/20	1,500,000	1,553,595
5% 7/1/23	500,000	561,185
5% 7/1/24	1,000,000	1,120,240
5% 7/1/25	1,000,000	1,118,120
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,590,000	2,665,110
5.25% 10/1/58	7,775,000	8,943,349
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	770,932
5% 5/1/23	1,600,000	1,793,856
5% 5/1/25	1,300,000	1,524,315
5% 5/1/27	1,230,000	1,491,707
5% 5/1/29	1,240,000	1,494,981
5% 5/1/30	2,395,000	2,865,474
5% 5/1/31	1,260,000	1,495,784
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	7,042,504
Series 2018, 4%, tender 11/1/49	6,255,000	6,774,728

TOTAL TENNESSEE		41,215,880

Texas - 10.0%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	1,730,000	1,803,525
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,705,494
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,231,060
5% 1/1/45	1,000,000	1,108,700
Series 2016:
5% 1/1/40	3,000,000	3,368,220
5% 1/1/46	1,800,000	2,006,766
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,729,902
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	3,175,000	3,537,839
Series 2016, 5% 2/15/27	1,885,000	2,258,890
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	1,625,000	1,903,070
Dallas Fort Worth Int'l. Arpt. Rev. Series 2010 A, 5% 11/1/42	5,200,000	5,403,788
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	3,420,000	4,149,007
5% 2/15/30	4,935,000	5,950,820
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (a)	30,000	32,742
Series 2019:
5%, tender 2/15/22 (a)	375,000	408,739
5%, tender 2/15/22 (a)	1,550,000	1,682,386
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,637,248
Granbury Independent School District 0% 8/1/19	1,000,000	995,937
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	10,590,000	11,937,895
Series 2013 B:
5% 4/1/53	27,390,000	29,592,430
5.25% 10/1/51	25,400,000	28,300,934
5.5% 4/1/53	2,300,000	2,564,316
Series 2018 A:
5% 10/1/36	5,000,000	5,986,450
5% 10/1/37	10,000,000	11,925,100
5% 10/1/43	5,500,000	6,481,475
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	3,800,000	4,137,858
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,411,460
Houston Arpt. Sys. Rev.:
Series 2011 B:
5% 7/1/25	1,460,000	1,561,747
5% 7/1/26	3,000,000	3,207,090
Series 2018 D:
5% 7/1/29	1,900,000	2,355,449
5% 7/1/30	2,500,000	3,075,350
5% 7/1/31	2,250,000	2,749,005
5% 7/1/32	2,000,000	2,432,600
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,080,000	1,300,730
Houston Independent School District Series 2017, 5% 2/15/35	1,600,000	1,895,952
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,704,899
Series 2016 B, 5% 11/15/33	1,400,000	1,652,630
Series 2018 D, 5% 11/15/43	1,845,000	2,199,351
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,190,947
5% 10/15/34	1,670,000	1,876,930
5% 10/15/44	835,000	921,506
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/33	4,510,000	5,437,752
5% 5/15/35	2,125,000	2,546,133
Series 2019:
5% 5/15/38	1,035,000	1,208,187
5% 5/15/39	1,000,000	1,161,520
5% 5/15/40	1,500,000	1,736,205
5% 5/15/44	2,990,000	3,438,111
Series 2015 B:
5% 5/15/30	4,500,000	5,205,645
5% 5/15/31	7,200,000	8,291,880
Series 2015 D:
5% 5/15/27	1,500,000	1,748,175
5% 5/15/29	2,150,000	2,499,418
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,823,565
5% 8/15/47	1,205,000	1,388,148
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,411,766
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35	1,300,000	1,522,612
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,673,349
5% 1/1/34	1,000,000	1,174,360
5% 1/1/36	1,200,000	1,401,648
5% 1/1/37	4,705,000	5,478,643
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	308,858
5% 1/1/31	370,000	429,045
5% 1/1/33	1,500,000	1,759,755
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,059,040
Series 2009, 6.25% 1/1/39	560,000	561,921
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	6,870,000	7,462,194
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,100,000	2,304,918
Series 2014 A:
5% 1/1/23	950,000	1,060,571
5% 1/1/24	2,500,000	2,859,700
Series 2015 A, 5% 1/1/32	1,550,000	1,766,876
Series 2015 B, 5% 1/1/31	7,115,000	8,164,320
Series 2016 A:
5% 1/1/32	3,000,000	3,496,320
5% 1/1/39	1,000,000	1,145,050
Series 2017 A, 5% 1/1/43	6,500,000	7,580,040
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	12,026,502
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	1,915,000	1,917,164
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,901,824
Series 2017:
5% 2/1/32	1,250,000	1,506,238
5% 2/1/34	1,500,000	1,793,850
5% 2/1/47	7,500,000	8,690,850
San Antonio Gen. Oblig. Series 2018:
5% 8/1/37	1,315,000	1,584,470
5% 8/1/38	3,470,000	4,169,656
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,393,207
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	3,881,787
5% 5/15/26	7,000,000	7,664,930
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,062,281
5% 10/1/45	4,000,000	4,603,480
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	898,283
5% 10/1/41	1,500,000	1,753,605
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	5,000,000	5,617,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	462,427
5% 2/15/41	8,335,000	9,503,900
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	3,000,000	3,387,360
Series 2016, 5% 4/1/41	3,120,000	3,602,414
Series 2017 B, 5% 10/1/36	3,300,000	3,923,766
Series A, 5% 10/1/23	1,500,000	1,710,015
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	3,045,000	3,706,252
5% 3/15/31	2,000,000	2,379,940
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/36	12,665,000	15,511,712
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	3,455,000	4,071,683
5% 2/15/33	3,500,000	4,074,315
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,130,153

TOTAL TEXAS		388,411,326

Utah - 0.5%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	1,945,253
5% 7/1/35	1,500,000	1,774,365
5% 7/1/36	1,500,000	1,768,935
5% 7/1/37	1,000,000	1,175,450
5% 7/1/47	1,525,000	1,769,580
Series 2018 B:
5% 7/1/43	3,000,000	3,541,140
5% 7/1/48	3,000,000	3,529,260
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25 (Pre-Refunded to 9/1/22 @ 100)	1,680,000	1,859,306

TOTAL UTAH		17,363,289

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,643,048
5% 10/15/46	2,800,000	3,071,684

TOTAL VERMONT		5,714,732

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,244,670
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	6,015,600
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	380,641
Series 2016:
4% 6/15/37	345,000	358,897
5% 6/15/28	1,000,000	1,183,520
5% 6/15/33	225,000	259,850
5% 6/15/36	1,000,000	1,144,510
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,592,486
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	475,000	579,419
5% 5/15/33	2,000,000	2,432,180
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,791,425

TOTAL VIRGINIA		18,983,198

Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	969,132
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,460,613
5% 2/1/28	2,000,000	2,366,280
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,321,893
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,166,700
5% 1/1/38	1,000,000	1,163,600
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,784,865
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	1,500,000	1,723,275
5% 2/1/34	2,400,000	2,751,024
Series 2017 D, 5% 2/1/33	2,100,000	2,504,145
Series 2018 D, 5% 8/1/33	5,450,000	6,550,464
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,815,600
Series R-2017 A:
5% 8/1/27	945,000	1,148,166
5% 8/1/28	945,000	1,143,790
5% 8/1/30	945,000	1,129,814
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,026,530
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,518,405
Series 2010 A, 5.25% 8/15/20	2,325,000	2,349,041
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,800,000	3,967,428
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	490,115
5% 7/1/31	860,000	1,020,519
5% 7/1/34	2,645,000	3,079,150
5% 7/1/35	2,350,000	2,722,099
5% 7/1/36	2,250,000	2,592,360
5% 7/1/42	9,220,000	10,459,629
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,395,929
Series 2018 B:
5% 10/1/30	1,200,000	1,464,540
5% 10/1/31	1,500,000	1,815,015
5% 10/1/32	1,035,000	1,243,946
5% 10/1/33	2,500,000	2,989,950
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,236,608
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,590,223
5% 8/15/30	1,000,000	1,142,410
Series 2015, 5% 1/1/26	2,000,000	2,331,860
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,794,544
5% 10/1/35	1,000,000	1,119,420
5% 10/1/40	1,625,000	1,792,294
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100,000	101,061
5% 7/1/33 (c)	100,000	106,829
5% 7/1/38 (c)	100,000	105,193
5% 7/1/48 (c)	300,000	312,633

TOTAL WASHINGTON		100,767,092

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,840,000	2,147,961
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,256,700

TOTAL WEST VIRGINIA		5,404,661

Wisconsin - 1.4%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	4,565,000	5,288,005
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/25 (c)	705,000	764,876
5% 5/15/28 (c)	580,000	628,755
5.25% 5/15/37 (c)	190,000	202,551
5.25% 5/15/42 (c)	235,000	248,884
5.25% 5/15/47 (c)	235,000	248,068
5.25% 5/15/52 (c)	435,000	456,789
Series 2017 B-1 3.95% 11/15/24 (c)	195,000	195,924
Series 2017 B-2, 3.5% 11/15/23 (c)	250,000	250,040
Series 2017 B-3, 3% 11/15/22 (c)	85,000	85,019
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	515,000	547,157
5% 10/1/48 (c)	615,000	650,947
5% 10/1/53 (c)	1,050,000	1,107,204
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (a)	10,000,000	11,606,700
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	370,000	387,364
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	630,000	659,566
Series 2014:
4% 5/1/33	1,475,000	1,519,014
5% 5/1/23	1,410,000	1,551,649
5% 5/1/25	775,000	866,706
Series 2015, 5% 12/15/44	10,000,000	10,973,600
Series 2016, 5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	1,290,000	1,525,025
Series 2017 A:
5% 9/1/30	1,270,000	1,446,340
5% 9/1/32	1,100,000	1,235,355
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,044,060
Series 2013 B:
5% 7/1/26 (Pre-Refunded to 7/1/23 @ 100)	750,000	848,100
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,900,000	2,148,520
Series 2012:
5% 10/1/24	1,400,000	1,541,022
5% 6/1/27	1,000,000	1,074,810
5% 6/1/39	1,190,000	1,260,127
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	3,000,000	3,658,710

TOTAL WISCONSIN		54,020,887

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,620,202
TOTAL MUNICIPAL BONDS
(Cost $3,636,411,124)		3,786,544,530
	Shares	Value

Money Market Funds - 1.3%
Fidelity Tax-Free Cash Central Fund, 2.31% (f)(g)
(Cost $50,649,986)	50,644,936	50,649,947
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $3,687,061,110)		3,837,194,477
NET OTHER ASSETS (LIABILITIES) - 1.0%		37,595,913
NET ASSETS - 100%		$3,874,790,390

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,516,987 or 0.6% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$334,624
Total	$334,624

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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